Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest income	$ 2,597	$ 1,254	$ 230
Exchange rate differences, net	(625)	163	2,308
Bank charges	(11)	(45)	(74)
Financial income, net	$ 1,961	$ 1,372	$ 2,464